Trade receivables, other assets, prepaid expenses and Tax receivables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of continuing involvement in derecognised financial assets [line items]
Assets	€ 186,156	€ 171,766	[1]	€ 75,285
Value added tax	3,545	3,370
Fair value of assets representing derecognised financial assets	13,935	12,509
Recurring fair value measurement
Disclosure of continuing involvement in derecognised financial assets [line items]
Assets	€ 23,275	€ 27,669
Finance companies in partnership with Santander, BNP Paribas and Credit Agricole
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of assets representing derecognised financial assets, percent	66.00%	57.00%
Brazilian Tax Jurisdiction
Disclosure of continuing involvement in derecognised financial assets [line items]
Other receivables recognised in Income Statement	€ 70	€ 113
Other receivables expected to be recognised in Income Statement		48
Cash received, decrease other receivables recognised in income statement	144
Brazilian Tax Jurisdiction | Net revenues
Disclosure of continuing involvement in derecognised financial assets [line items]
Other receivables recognised in Income Statement		87
Brazilian Tax Jurisdiction | Net financial income (expense)
Disclosure of continuing involvement in derecognised financial assets [line items]
Other receivables recognised in Income Statement		26
Brazilian Tax Jurisdiction | PSA
Disclosure of continuing involvement in derecognised financial assets [line items]
Value added tax		180
Reversal of provision for indirect tax liabilities		166
Financial receivables
Disclosure of continuing involvement in derecognised financial assets [line items]
Current financial assets at fair value through profit or loss		5
Financial receivables | Recurring fair value measurement
Disclosure of continuing involvement in derecognised financial assets [line items]
Assets	1	5
Receivables from financing activities
Disclosure of continuing involvement in derecognised financial assets [line items]
Current financial assets at fair value through profit or loss		252
Receivables from financing activities | Recurring fair value measurement
Disclosure of continuing involvement in derecognised financial assets [line items]
Assets	€ 259	€ 252

[1]	Refer to Note 3, Scope of consolidation